HELD FOR SALE CLASSIFICATION AND DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2013
HELD FOR SALE CLASSIFICATION AND DISCONTINUED [Abstract]
Schedule of Held for Sale Classification and Discontinued Operations
The following table summarizes the components of assets and liabilities held-for-sale in the consolidated balance sheet as of December 31, 2013:

December 31,
2013
Assets:
Cash and cash equivalents	$2,823
Trade accounts receivable	4,067
Other accounts receivable and prepaid expenses	196
Inventories, net	2,983
Funds in respect of employee right upon retirement	778
Deferred income taxes	29
Property, plant and equipment, net	2,402
Assets of businesses held for sale	13,278
Less: impairment	(3,319)
Total assets held for sale	$9,959

Liabilities:
Trade accounts payables	$946
Other accounts payable and accrued expenses	1,109
Long-term loans, net of current maturities	248
Liability in respect of employee rights upon retirement	1,070
Deferred income taxes	55
Total liabilities held for sale	$3,428

The following are amounts related to Bental included in net loss from discontinued operations:

	Year ended December 31,
	2013	2012	2011

Revenues	$9,589	$10,008	$11,658

Loss before taxes on income (tax benefit)	$(148)	$(191)	$(158)

Loss from discontinued operations, net of tax ($5, $3 and $19 in 2013, 2012 and 2011, respectively)	$(3,471)	$(1,205)	$(601)
Loss from discontinued operations attributable to non-controlling interest	1,042	58	53
Loss from discontinued operations attributable to TAT Technologies Ltd. shareholders	$(2,429)	$(1,147)	$(548)